INVESTMENTS IN SUBSIDIARIES - Summary of Balance Sheet Items Before Intercompany Eliminations (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries
Non-current assets	$ 105,430	$ 96,569
Non-current liabilities	46,598	46,352
Equity attributable to Non-controlling interests	32,817	35,497
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries
Current assets	14,089	16,668
Non-current assets	80,144	85,101
Current liabilities	22,665	20,751
Non-current liabilities	42,092	51,236
Equity attributable to Non-controlling interests	15,067	14,612
Equity attributable to owners of entity	14,409	15,170
Subsidiaries with material non-controlling interests | Corporate Holding Entities
Disclosure of subsidiaries
Current assets	6,385	3,991
Non-current assets	579	3,120
Current liabilities	6,087	6,242
Non-current liabilities	7,877	13,647
Equity attributable to Non-controlling interests	5,457	4,249
Equity attributable to owners of entity	(12,457)	(17,027)
Subsidiaries with material non-controlling interests | BPO
Disclosure of subsidiaries
Current assets	4,304	7,168
Non-current assets	33,911	40,341
Current liabilities	10,656	9,664
Non-current liabilities	14,390	16,648
Equity attributable to Non-controlling interests	3,129	5,232
Equity attributable to owners of entity	10,040	15,965
Subsidiaries with material non-controlling interests | U.K Student Housing
Disclosure of subsidiaries
Current assets	2,255	62
Non-current assets	0	3,562
Current liabilities	114	1,378
Non-current liabilities	0	651
Equity attributable to Non-controlling interests	1,594	1,190
Equity attributable to owners of entity	547	405
Subsidiaries with material non-controlling interests | US Retail
Disclosure of subsidiaries
Current assets	561	1,051
Non-current assets	29,681	29,534
Current liabilities	2,293	3,023
Non-current liabilities	11,559	11,333
Equity attributable to Non-controlling interests	1,280	1,274
Equity attributable to owners of entity	15,110	14,955
Subsidiaries with material non-controlling interests | US Manufactured Housing
Disclosure of subsidiaries
Current assets	61	86
Non-current assets	4,279	3,843
Current liabilities	2,593	11
Non-current liabilities	178	2,688
Equity attributable to Non-controlling interests	1,191	932
Equity attributable to owners of entity	378	298
Subsidiaries with material non-controlling interests | Korea Mixed Use
Disclosure of subsidiaries
Current assets	167	3,972
Non-current assets	3,745	0
Current liabilities	64	83
Non-current liabilities	2,642	2,683
Equity attributable to Non-controlling interests	936	936
Equity attributable to owners of entity	270	270
Subsidiaries with material non-controlling interests | UK Short Stay
Disclosure of subsidiaries
Current assets	197	338
Non-current assets	4,419	4,701
Current liabilities	485	350
Non-current liabilities	3,068	3,586
Equity attributable to Non-controlling interests	756	799
Equity attributable to owners of entity	307	$ 304
Subsidiaries with material non-controlling interests | U.S. Hospitality
Disclosure of subsidiaries
Current assets	159
Non-current assets	3,530
Current liabilities	373
Non-current liabilities	2,378
Equity attributable to Non-controlling interests	724
Equity attributable to owners of entity	$ 214